Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash	$ 1,032,646	$ 1,356,274
Total current assets	1,032,646	1,356,274
Property and equipment	498	1,496
Intangible assets, net	1,939,781
TOTAL ASSETS	2,972,925	1,357,770
CURRENT LIABILITIES:
Accounts payable and accrued expenses	4,059,921	3,137,517
Accrued expenses - related party	576,000
Current portion of convertible notes, net of debt discount	2,005,267	1,569,770
Shares to be issued	2,000,000
Total current liabilities	8,641,188	4,707,287
TOTAL LIABILITIES	8,641,188	4,707,287
COMMITMENTS AND CONTINGENCIES (NOTE 6)
STOCKHOLDERS’ DEFICIT:
Common Stock, no par value, unlimited shares authorized, 359,571,047 and 345,897,050 shares issued and outstanding, respectively	29,742,533	29,636,615
Equity payable	3,157,789	3,157,789
Accumulated deficit	(36,173,767)	(34,167,210)
Accumulated other comprehensive income	147,203	162,470
TOTAL EHAVE, INC. STOCKHOLDERS’ DEFICIT	(3,126,242)	(1,210,335)
Non-controlling interest	(2,542,021)	(2,139,182)
TOTAL STOCKHOLDERS’ DEFICIT	(5,668,263)	(3,349,518)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 2,972,925	$ 1,357,770